Short-term Bank Borrowings	12 Months Ended
Dec. 31, 2022
Short-term Bank Borrowings
Short-term Bank Borrowings

11. Short-term Bank Borrowings

Short-term bank borrowings consist of the following:

	2021	2022
	RMB	RMB
The PRC domestic commercial banks	2,821,457	5,394,423
Oversea commercial banks	637,260	—
Total	3,458,717	5,394,423

The weighted average interest rates of the short-term bank borrowings were 2.71% and 2.21% for the years ended December 31, 2021 and 2022, respectively. The borrowings are repayable within one year.